GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 90 .0%
Energy and Energy Services — 28 .5%
67,800 APA Corp. ...................... $ 1,646,184
184,500 Baker Hughes Co. ................. 8,988,840
243,700 BP plc , ADR (a) ................... 8,397,902
198,158 Chevron Corp. (a) ................. 30,771,956
111,530 ConocoPhillips (a) ................. 10,549,623
128,500 Coterra Energy Inc. ................ 3,039,025
101,200 Devon Energy Corp. ............... 3,548,072
33,700 Diamondback Energy Inc. ........... 4,822,470
287,000 Eni SpA ........................ 5,009,133
101,300 EOG Resources Inc. ............... 11,357,756
131,200 EQT Corp. ...................... 7,141,216
44,000 Expand Energy Corp. ............... 4,674,560
437,083 Exxon Mobil Corp. (a) .............. 49,281,108
156,800 Halliburton Co. (a) ................. 3,857,280
401,600 Kinder Morgan Inc. (a) .............. 11,369,296
42,000 Marathon Petroleum Corp. (a) ......... 8,095,080
74,000 Occidental Petroleum Corp. (a) ........ 3,496,500
115,000 ONEOK Inc. ..................... 8,391,550
75,100 Phillips 66 (a) .................... 10,215,102
235,200 Schlumberger NV (a) ............... 8,083,824
286,100 Shell plc , ADR (a) ................. 20,464,733
104,600 Suncor Energy Inc. ................ 4,373,326
42,100 Targa Resources Corp. ............. 7,053,434
221,100 The Williams Companies Inc. ......... 14,006,685
207,600 TotalEnergies SE , ADR (a) ............ 12,391,644
60,900 Valero Energy Corp. (a) ............. 10,368,834
271,395,133
Metals and Mining — 61 .5%
36,600 Agnico Eagle Mines Ltd. (a) .......... 6,169,296
710,500 Alamos Gold Inc. , Cl. A (a) ........... 24,768,030
1,852,000 Americas Gold & Silver Corp. † ........ 6,906,575
261,900 Anglogold Ashanti plc .............. 18,419,427
200,000 Aris Mining Corp. † ................ 1,960,193
515,000 Artemis Gold Inc. † ................ 13,503,162
180,000 Aya Gold & Silver Inc. † ............. 2,082,345
386,200 Barrick Mining Corp. (a) ............. 12,655,774
4,605,131 Bellevue Gold Ltd. † ................ 3,489,061
382,100 BHP Group Ltd. , ADR (a) ............ 21,302,075
1,466,000 Discovery Silver Corp. † ............. 5,435,482
642,600 DPM Metals Inc. .................. 14,244,600
624,500 Eldorado Gold Corp. † (a) ............ 18,041,805
568,400 Endeavour Mining plc .............. 23,876,312
717,010 Equinox Gold Corp. † ............... 8,032,037
638,000 Equinox Gold Corp. † ............... 7,158,360
2,015,000 Evolution Mining Ltd. .............. 14,439,915
82,000 Franco-Nevada Corp. (a) ............. 18,278,620
608,600 Freeport-McMoRan Inc. (a) ........... 23,869,292
505,200 G Mining Ventures Corp. † ........... 10,037,206
550,000 Glencore plc ..................... 2,526,798
Shares
Market
Value
143,600 Gold Fields Ltd. , ADR .............. $ 6,025,456
2,273,055 Gold Road Resources Ltd. ........... 4,608,803
683,900 IAMGOLD Corp. † ................. 8,842,827
1,150,000 K92 Mining Inc. † ................. 13,898,829
1,559,500 Kinross Gold Corp. ................ 38,753,575
340,300 Lundin Gold Inc. .................. 22,048,467
440,000 Montage Gold Corp. † .............. 2,140,404
710,800 Newmont Corp. (a) ................ 59,927,548
2,770,276 Northern Star Resources Ltd. ......... 43,499,264
731,666 OceanaGold Corp. ................. 15,619,600
463,000 Orla Mining Ltd. † ................. 5,000,400
224,400 Pan American Silver Corp. ........... 8,691,012
3,910,294 Perseus Mining Ltd. ............... 12,678,464
881,700 Ramelius Resources Ltd. ............ 2,263,673
324,000 Rio Tinto plc , ADR (a) .............. 21,387,240
55,000 Royal Gold Inc. ................... 11,031,900
540,000 Victoria Gold Corp. † (b) ............. 0
470,500 Wesdome Gold Mines Ltd. † .......... 7,329,482
4,910,826 Westgold Resources Ltd. ............ 14,557,731
258,450 Wheaton Precious Metals Corp. (a) ..... 28,905,048
584,406,088
TOTAL COMMON STOCKS ........... 855,801,221
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0 .2%
Metals and Mining — 0 .2%
$ 2,250,000 Allied Gold Corp. ,
8.750% , 09/07/28 (c) ............. 2,025,000
CORPORATE BONDS — 1 .8%
Energy and Energy Services — 0.0%
245,000 Devon Energy Corp. ,
4.500% , 01/15/30 ............... 245,452
Metals and Mining — 1 .8%
2,250,000 AngloGold Ashanti Holdings plc ,
3.750% ,
10/01/30
............... 2,147,624
2,250,000 Freeport-McMoRan Inc. ,
4.125% , 03/01/28 ............... 2,237,500
1,107,000 Hecla Mining Co. ,
7.250% , 02/15/28 ............... 1,117,901
2,000,000 IAMGOLD Corp. ,
5.750% , 10/15/28 (c) ............. 1,999,239
3,700,000 Kinross Gold Corp. ,
6.250% , 07/15/33 (c) ............. 4,040,144
5,250,000 Northern Star Resources Ltd. ,
6.125% , 04/11/33 (c) ............. 5,560,020
17,102,428
TOTAL CORPORATE BONDS .......... 17,347,880

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 8 .0%
$ 76,580,000 U.S. Treasury Bills,
3.906 % to 4.291% †† , 10/23/25 to
12/26/25 (d) ................... $ 76,165,962
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100 .0% .............
(Cost $ 783,641,318 ) ............. $ 951,340,063
(a) Securities, or a portion thereof, with a value of $269,082,650 were deposited with the broker as collateral for options written.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) At September 30, 2025, $23,810,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 74 .5% $ 708,294,785
Asia/Pacific ......................... 12 .9 122,399,007
Europe .............................. 12 .0 114,620,815
South Africa ......................... 0 .6 6,025,456
Total Investments — Long Positions 100.0% $ 951,340,063
Short Positions
North America ...................... ( 8 .1 ) % $ (77,366,603)
Asia/Pacific ......................... ( 0 .3 ) (2,552,420)
Europe .............................. (0.0) ** (224,492)
Total Investments — Short Positions (8.4)% $ (80,143,515)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.
As of September 30, 2025, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (7.4)%
Agnico Eagle Mines Ltd. Pershing LLC 200 USD 3,371,200 USD 122.50 12/19/25 $ 947,470
Agnico Eagle Mines Ltd. Pershing LLC 166 USD 2,798,096 USD 160.00 02/20/26 357,742
Alamos Gold Inc., Cl. A Pershing LLC 922 USD 3,214,092 USD 26.65 01/16/26 815,525
Anglogold Ashanti plc Pershing LLC 780 USD 5,485,740 USD 47.00 12/19/25 1,816,925
Anglogold Ashanti plc Pershing LLC 988 USD 6,948,604 USD 52.00 02/20/26 1,991,844
APA Corp. Pershing LLC 678 USD 1,646,184 USD 22.50 01/16/26 219,179
Baker Hughes Co. Pershing LLC 610 USD 2,971,920 USD 41.00 11/21/25 490,846
Baker Hughes Co. Pershing LLC 510 USD 2,484,720 USD 42.00 01/16/26 402,824
Baker Hughes Co. Pershing LLC 725 USD 3,532,200 USD 52.50 03/20/26 190,483
Barrick Mining Corp. Pershing LLC 2,046 USD 6,704,742 USD 25.00 11/21/25 1,641,833
BHP Group Ltd., ADR Pershing LLC 1,500 USD 8,362,500 USD 53.00 11/21/25 624,784
BHP Group Ltd., ADR Pershing LLC 1,240 USD 6,913,000 USD 55.00 12/19/25 421,517
BHP Group Ltd., ADR Pershing LLC 1,081 USD 6,026,575 USD 60.00 01/16/26 182,689
BP plc, ADR Pershing LLC 760 USD 2,618,960 USD 32.00 10/17/25 198,572
BP plc, ADR Pershing LLC 403 USD 1,388,738 USD 35.00 12/19/25 54,032
BP plc, ADR Pershing LLC 930 USD 3,204,780 USD 38.50 02/20/26 64,170
Chevron Corp. Pershing LLC 105 USD 1,630,545 USD 145.00 10/17/25 151,235
Chevron Corp. Pershing LLC 504 USD 7,826,616 USD 160.00 10/17/25 60,201
Chevron Corp. Pershing LLC 545 USD 8,463,305 USD 151.00 11/21/25 398,324
Chevron Corp. Pershing LLC 100 USD 1,552,900 USD 145.00 12/19/25 155,746
Chevron Corp. Pershing LLC 509 USD 7,904,261 USD 160.00 12/19/25 215,885
Chevron Corp. Pershing LLC 213 USD 3,307,677 USD 148.00 01/16/26 252,311

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
ConocoPhillips Pershing LLC 315 USD 2,979,585 USD 100.00 11/21/25 $ 63,315
ConocoPhillips Pershing LLC 410 USD 3,878,190 USD 102.00 12/19/25 95,632
ConocoPhillips Pershing LLC 390 USD 3,689,010 USD 101.00 01/16/26 131,753
Coterra Energy Inc. Pershing LLC 600 USD 1,419,000 USD 26.50 10/17/25 2,099
Coterra Energy Inc. Pershing LLC 685 USD 1,620,025 USD 27.00 12/19/25 22,822
Devon Energy Corp. Pershing LLC 506 USD 1,774,036 USD 37.50 10/17/25 14,393
Devon Energy Corp. Pershing LLC 506 USD 1,774,036 USD 40.00 12/19/25 38,238
Diamondback Energy Inc. Pershing LLC 112 USD 1,602,720 USD 158.00 10/17/25 7,170
Diamondback Energy Inc. Pershing LLC 80 USD 1,144,800 USD 172.50 12/19/25 13,403
Diamondback Energy Inc. Pershing LLC 128 USD 1,831,680 USD 170.00 02/20/26 53,202
DPM Metals Inc. Pershing LLC 2,486 CAD 5,508,976 CAD 19.00 12/19/25 2,158,251
DPM Metals Inc. Pershing LLC 2,400 CAD 5,318,400 CAD 23.00 02/20/26 1,468,872
Eldorado Gold Corp. Pershing LLC 2,490 USD 7,193,610 USD 22.50 11/21/25 1,664,565
Eldorado Gold Corp. Pershing LLC 775 USD 2,238,975 USD 22.50 12/19/25 533,914
Endeavour Mining plc Pershing LLC 2,226 CAD 13,013,196 CAD 46.00 11/21/25 2,027,790
Endeavour Mining plc Pershing LLC 1,058 CAD 6,185,068 CAD 45.00 01/16/26 1,079,087
Eni SpA Morgan Stanley 190 EUR 1,412,270 EUR 14.00 10/17/25 101,471
Eni SpA Morgan Stanley 179 EUR 1,330,507 EUR 15.50 12/19/25 18,706
Eni SpA Morgan Stanley 205 EUR 1,523,765 EUR 15.25 01/16/26 40,302
EOG Resources Inc. Pershing LLC 300 USD 3,363,600 USD 125.00 10/17/25 2,453
EOG Resources Inc. Pershing LLC 380 USD 4,260,560 USD 130.00 12/19/25 36,733
EOG Resources Inc. Pershing LLC 333 USD 3,733,596 USD 130.00 02/20/26 69,164
EQT Corp. Pershing LLC 494 USD 2,688,842 USD 50.00 10/17/25 235,513
EQT Corp. Pershing LLC 398 USD 2,166,314 USD 60.00 12/19/25 71,997
EQT Corp. Pershing LLC 420 USD 2,286,060 USD 60.00 02/20/26 124,926
Equinox Gold Corp. Pershing LLC 3,520 USD 3,949,440 USD 7.50 10/17/25 1,313,840
Equinox Gold Corp. Pershing LLC 2,200 USD 2,468,400 USD 7.50 12/19/25 853,976
Expand Energy Corp. Pershing LLC 220 USD 2,337,280 USD 130.00 11/21/25 5,852
Expand Energy Corp. Pershing LLC 220 USD 2,337,280 USD 110.00 01/16/26 117,800
Exxon Mobil Corp. Pershing LLC 160 USD 1,804,000 USD 112.50 11/21/25 58,960
Exxon Mobil Corp. Pershing LLC 1,338 USD 15,085,950 USD 115.00 11/21/25 338,530
Exxon Mobil Corp. Pershing LLC 567 USD 6,392,925 USD 110.00 01/16/26 395,294
Exxon Mobil Corp. Pershing LLC 900 USD 10,147,500 USD 112.50 01/16/26 501,391
Exxon Mobil Corp. Pershing LLC 1,405 USD 15,841,375 USD 120.00 03/20/26 531,667
Franco-Nevada Corp. Pershing LLC 225 USD 5,015,475 USD 210.00 03/20/26 612,579
Freeport-McMoRan Inc. Pershing LLC 1,720 USD 6,745,840 USD 41.00 10/17/25 123,586
Freeport-McMoRan Inc. Pershing LLC 2,389 USD 9,369,658 USD 45.00 12/19/25 309,343
Freeport-McMoRan Inc. Pershing LLC 1,977 USD 7,753,794 USD 48.00 02/20/26 275,191
G Mining Ventures Corp. Pershing LLC 1,135 CAD 3,138,275 CAD 24.00 10/17/25 321,195
G Mining Ventures Corp. Pershing LLC 3,135 CAD 8,668,275 CAD 20.00 02/20/26 1,892,924
Glencore plc Morgan Stanley 275 GBP 939,400 GBp 350.00 12/19/25 64,013
Gold Fields Ltd., ADR Pershing LLC 420 USD 1,762,320 USD 26.00 11/21/25 680,727
Gold Fields Ltd., ADR Pershing LLC 670 USD 2,811,320 USD 26.50 01/16/26 1,081,165
Halliburton Co. Pershing LLC 518 USD 1,274,280 USD 26.00 10/17/25 22,013
Halliburton Co. Pershing LLC 550 USD 1,353,000 USD 26.00 12/19/25 68,975
Halliburton Co. Pershing LLC 500 USD 1,230,000 USD 24.00 02/20/26 138,800
K92 Mining Inc. Morgan Stanley 4,000 CAD 6,728,000 CAD 14.50 10/17/25 640,188
K92 Mining Inc. Pershing LLC 3,500 CAD 5,887,000 CAD 19.00 12/19/25 125,739
K92 Mining Inc. Pershing LLC 4,000 CAD 6,728,000 CAD 16.00 01/16/26 609,429
Kinder Morgan Inc. Pershing LLC 1,350 USD 3,821,850 USD 30.00 11/21/25 43,600
Kinder Morgan Inc. Pershing LLC 1,300 USD 3,680,300 USD 30.00 01/16/26 90,472
Kinder Morgan Inc. Pershing LLC 1,366 USD 3,867,146 USD 28.00 03/20/26 252,916

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Kinross Gold Corp. Pershing LLC 3,375 USD 8,386,875 USD 16.50 12/19/25 $ 2,897,110
Kinross Gold Corp. Pershing LLC 3,375 USD 8,386,875 USD 27.00 03/20/26 877,454
Lundin Gold Inc. Pershing LLC 975 CAD 8,791,575 CAD 78.00 11/21/25 940,220
Lundin Gold Inc. Pershing LLC 1,260 CAD 11,361,420 CAD 75.00 12/19/25 1,461,712
Lundin Gold Inc. Pershing LLC 1,160 CAD 10,459,720 CAD 69.00 02/20/26 1,867,301
Marathon Petroleum Corp. Pershing LLC 200 USD 3,854,800 USD 175.00 10/17/25 376,334
Marathon Petroleum Corp. Pershing LLC 220 USD 4,240,280 USD 172.00 12/19/25 547,038
Newmont Corp. Pershing LLC 2,000 USD 16,862,000 USD 65.00 11/21/25 3,990,794
Newmont Corp. Pershing LLC 2,000 USD 16,862,000 USD 65.00 12/19/25 4,041,104
Newmont Corp. Pershing LLC 1,328 USD 11,196,368 USD 80.00 01/16/26 1,275,150
Northern Star Resources Ltd. Morgan Stanley 9,235 AUD 21,914,655 AUD 20.00 12/18/25 2,552,420
Occidental Petroleum Corp. Pershing LLC 270 USD 1,275,750 USD 50.00 11/21/25 36,749
Occidental Petroleum Corp. Pershing LLC 230 USD 1,086,750 USD 50.00 01/16/26 50,150
Occidental Petroleum Corp. Pershing LLC 240 USD 1,134,000 USD 50.00 03/20/26 71,114
OceanaGold Corp. Pershing LLC 2,467 CAD 5,263,867 CAD 21.00 12/19/25 1,560,960
OceanaGold Corp. Pershing LLC 2,550 CAD 7,576,050 CAD 21.50 12/19/25 1,526,318
ONEOK Inc. Pershing LLC 290 USD 2,116,130 USD 95.00 11/21/25 1,421
ONEOK Inc. Pershing LLC 475 USD 3,466,075 USD 84.00 12/19/25 36,373
ONEOK Inc. Pershing LLC 385 USD 2,809,345 USD 90.00 01/16/26 17,655
Orla Mining Ltd. Pershing LLC 2,500 USD 2,700,000 USD 11.50 10/17/25 87,744
Orla Mining Ltd. Pershing LLC 2,130 USD 2,300,400 USD 12.50 12/19/25 155,129
Pan American Silver Corp. Pershing LLC 750 USD 2,904,750 USD 34.00 10/17/25 372,419
Pan American Silver Corp. Pershing LLC 700 USD 2,711,100 USD 34.00 12/19/25 432,864
Pan American Silver Corp. Pershing LLC 794 USD 3,075,162 USD 35.00 02/20/26 524,223
Phillips 66 Pershing LLC 217 USD 2,951,634 USD 135.00 10/17/25 90,826
Phillips 66 Pershing LLC 250 USD 3,400,500 USD 130.00 12/19/25 272,286
Phillips 66 Pershing LLC 284 USD 3,862,968 USD 140.00 02/20/26 220,067
Rio Tinto plc, ADR Pershing LLC 1,120 USD 7,393,120 USD 65.00 10/17/25 238,711
Rio Tinto plc, ADR Pershing LLC 1,120 USD 7,393,120 USD 62.00 12/19/25 663,218
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,601,000 USD 67.50 02/20/26 390,151
Royal Gold Inc. Pershing LLC 183 USD 3,670,614 USD 190.00 11/21/25 298,787
Royal Gold Inc. Pershing LLC 153 USD 3,068,874 USD 200.00 01/16/26 229,778
Schlumberger NV Pershing LLC 782 USD 2,687,734 USD 42.50 11/21/25 14,473
Schlumberger NV Pershing LLC 735 USD 2,526,195 USD 41.00 01/16/26 49,490
Schlumberger NV Pershing LLC 835 USD 2,869,895 USD 40.00 03/20/26 102,265
Shell plc, ADR Pershing LLC 900 USD 6,437,700 USD 70.00 10/17/25 210,116
Shell plc, ADR Pershing LLC 162 USD 1,158,786 USD 68.00 11/21/25 69,434
Shell plc, ADR Pershing LLC 844 USD 6,037,132 USD 70.00 11/21/25 244,036
Shell plc, ADR Pershing LLC 955 USD 6,831,115 USD 74.00 12/19/25 144,545
Suncor Energy Inc. Pershing LLC 335 USD 1,400,635 USD 39.00 10/17/25 103,213
Suncor Energy Inc. Pershing LLC 336 USD 1,404,816 USD 41.50 12/19/25 71,522
Suncor Energy Inc. Pershing LLC 375 USD 1,567,875 USD 41.50 02/20/26 109,454
Targa Resources Corp. Pershing LLC 133 USD 2,228,282 USD 200.00 11/21/25 6,857
Targa Resources Corp. Pershing LLC 133 USD 2,228,282 USD 185.00 01/16/26 62,471
Targa Resources Corp. Pershing LLC 155 USD 2,596,870 USD 185.00 03/20/26 112,758
The Williams Companies Inc. Pershing LLC 765 USD 4,846,275 USD 60.00 11/21/25 360,870
The Williams Companies Inc. Pershing LLC 660 USD 4,181,100 USD 60.00 12/19/25 330,256
The Williams Companies Inc. Pershing LLC 786 USD 4,979,310 USD 61.00 01/16/26 380,931
TotalEnergies SE, ADR Pershing LLC 666 USD 3,975,354 USD 66.00 10/17/25 2,207
TotalEnergies SE, ADR Pershing LLC 705 USD 4,208,145 USD 63.00 11/21/25 55,590
TotalEnergies SE, ADR Pershing LLC 705 USD 4,208,145 USD 64.00 12/19/25 65,198
Valero Energy Corp. Pershing LLC 192 USD 3,268,992 USD 145.00 11/21/25 506,168

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Valero Energy Corp. Pershing LLC 192 USD 3,268,992 USD 155.00 01/16/26 $ 412,072
Valero Energy Corp. Pershing LLC 225 USD 3,830,850 USD 160.00 03/20/26 467,425
Wesdome Gold Mines Ltd. Pershing LLC 2,200 CAD 4,769,600 CAD 19.00 10/17/25 405,047
Wheaton Precious Metals Corp. Pershing LLC 872 USD 9,752,448 USD 92.50 10/17/25 1,712,971
Wheaton Precious Metals Corp. Pershing LLC 886 USD 9,909,024 USD 95.00 12/19/25 1,694,132
Wheaton Precious Metals Corp. Pershing LLC 826 USD 9,237,984 USD 110.00 02/20/26 937,687
TOTAL OTC CALL OPTIONS WRITTEN $ 69,934,841
OTC Put Options Written — (0.0)%
Energy Select Sector SPDR ETF Pershing LLC 788 USD 7,039,992 USD 79.00 02/20/26 $ 139,807
VanEck Gold Miners ETF Pershing LLC 1,750 USD 13,209,000 USD 40.00 11/21/25 315
VanEck Gold Miners ETF Pershing LLC 1,710 USD 12,907,080 USD 40.00 12/19/25 952
TOTAL OTC PUT OPTIONS WRITTEN $ 141,074
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (1.0)%
Alamos Gold Inc., Cl. A 1,535 USD 5,351,010 USD 32.00 11/21/25 $ 598,650
Alamos Gold Inc., Cl. A 2,415 USD 8,418,690 USD 29.00 01/16/26 1,690,500
Eldorado Gold Corp. 1,700 USD 4,911,300 USD 32.00 03/20/26 454,750
Franco-Nevada Corp. 320 USD 7,133,120 USD 175.00 11/21/25 1,556,800
Franco-Nevada Corp. 275 USD 6,130,025 USD 170.00 01/16/26 1,465,750
IAMGOLD Corp. 1,370 USD 1,771,410 USD 8.00 01/16/26 719,250
IAMGOLD Corp. 2,360 USD 3,051,480 USD 10.00 01/16/26 802,400
Kinross Gold Corp. 5,850 USD 14,537,250 USD 22.00 02/20/26 2,679,300
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 9,967,400
Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF 835 USD 7,459,890 USD 70.00 12/19/25 $ 100,200
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 100,200
TOTAL OPTIONS WRITTEN $ 80,143,515